Equity Transaction – Exclusive License Rights	12 Months Ended
Jun. 30, 2021
Equity Transaction Exclusive License Rights
Equity Transaction – Exclusive License Rights

5. Equity Transaction – Exclusive License Rights

During December 2017, the Company entered into a master marketing agreement with BizRight, LLC, a leading marketer and manufacturer of hydroponic growth supplies, which offers a range of hydroponics-related products including: HPS grow lights, electronic ballasts, HPS Bulbs, nutrient mixes, environmental control products, pH measurement and calibration solutions and other grow and storage products. BizRight operates the ZenHydro.com website and other e-commerce properties, and sells various products to distributors and retailers. On April 11, 2018, the same rights under the master marketing agreement were assigned to BZRTH Inc. On February 5, 2019, the Company exercised its option to acquire BZRTH and the transaction closed on October 30, 2019. On January 15, 2020, the Company entered into a Rescission and Mutual Release Agreement (“Agreement”) with each of the parties agreeing to rescind the transaction and return all consideration exchanged pursuant to the Stock Exchange Agreement.